REDEEMABLE NONCONTROLLING INTERESTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Redeemable Noncontrolling Interests [Roll Forward]
Balance at beginning of period	$ 30,317	$ 30,891
Share of net income	3,304	4,500
Share of items recognized in other comprehensive income (loss)	(1,054)	(1,190)
Dividends paid to redeemable noncontrolling interest holders	(5,972)	(6,444)
Acquired redeemable noncontrolling interest		(4,331)
Accretion to redemption value recognized in additional paid-in capital	6,332	7,606
Foreign exchange impact	151	(715)
Balance at end of period	32,776	30,317
Redeemable noncontrolling interests	32,776	$ 30,317
Redemption value of redeemable noncontrolling interests	$ 36,800